Related party transactions - Additional Information (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Related party transactions [abstract]
Other transactions with related parties	$ 0
Trade receivables from related parties	0	$ 0
Trade payables to related parties	0	0
Loan to related parties	0	0
Loan from related parties	$ 0	$ 0